UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                         June 30, 2007

Check here if Amendment [_];  Amendment Number
This amendment (check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Summit Partners, L.P.
Address:    222 Berkeley St., 18th Floor
            Boston, MA 02116

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Robin Devereux
Title:      Power of Attorney for Martin J. Mannion, Member
Phone:      (617) 824-1000
            ------------------------------

Signature, Place and Date of Signing:

  /s/ Robin Devereux             Boston, MA                August [   ], 2007
-------------------------    --------------------      ------------------------
(Signature)                   (City, State)                       (Date)



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers         0
                                          ------------

Form 13F Information Table Entry Total    7
                                          ------------

Form 13F Information Table Value Total    $270,526,782
                                          ------------



List of Other Included Managers:          None

                                                    FORM 13F INFORMATION TABLE

   COLUMN 1       COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6      COLUMN 7             COLUMN 8
   --------       --------    --------   --------        --------               --------      --------             --------
                    TITLE                                  SHRS/                                                    VOTING
                     OF                                    PRN      SH/   PUT/  INVESTMENT                         AUTHORITY
NAME OF ISSUER      CLASS      CUSIP      VALUE            AMNT     PRN   CALL  DISCRETION  OTHER MANAGERS    SOLE   SHARED  NONE
--------------      -----      -----      -----            ----     ---   ----  ----------  --------------    ----   ------  ----
Aetna, Inc.        Common     00817Y108    123,500        2,500      SH            SOLE           N/A        2,500
Coventry
Health Care,

Inc.               Common     222862104     57,650        1,000      SH            SOLE           N/A        1,000
Global Cash
Access

Holdings, Inc.     Common     378967103 264,305,618  16,498,478      SH            SOLE           N/A   16,498,478

Manor Care,
Inc.               Common     564055101     97,935        1,500      SH            SOLE           N/A        1,500

National Home
Health Care
Corp.              Common     636380107     75,720        6,000      SH            SOLE           N/A        6,000

Tenet
Healthcare
Corp.              Common     88033G100     58,590        9,000      SH            SOLE           N/A        9,000

Unica
Corporation        Common     904583101  5,807,769      351,986      SH            SOLE           N/A      351,986